Related Party Transactions	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 9 - RELATED PARTY TRANSACTIONS

Since its inception, five property acquisitions the Company completed have been with the same seller, Davis.  As of December 31, 2011, Davis owned approximately 19.1 % of the common stock of the Company. The cash portion of the purchase price for the first three acquisitions was financed with loans from Hexagon, which owned approximately 15.7% of the stock issued and outstanding at December 31, 2011.  Hexagon received overriding royalty interests in both the Albin Field assets and the State Line Field assets. Hexagon also received warrants to purchase 500,000 shares of the Company’s common stock at $10.00 per share in connection with the financing of an acquisition and warrants to purchase 250,000 shares the Company’s common stock for $6.00 per share in connection with amendments to the loan agreements. A representative of Hexagon also served on the Company’s Board of Directors, until his resignation on January 31, 2012.

The Company entered into an exploration and development agreement with TRW to drill two wells.  The joint venture partners of TRW are also shareholders of the Company.